Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	PRANA BIOTECHNOLOGY LTD
Entity Central Index Key	0001131343
Trading Symbol	pran
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	533,891,470
Document Type	20-F
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY